FINANCIAL INFORMATION BY INDUSTRY SEGMENT, GEOGRAPHIC AREA AND PRODUCT LINE	3 Months Ended
Dec. 31, 2013
FINANCIAL INFORMATION BY INDUSTRY SEGMENT, GEOGRAPHIC AREA AND PRODUCT LINE [Abstract]
FINANCIAL INFORMATION BY INDUSTRY SEGMENT, GEOGRAPHIC AREA AND PRODUCT LINE
14. FINANCIAL INFORMATION BY INDUSTRY SEGMENT AND PRODUCT LINE

We operate predominantly in one industry segment – the development, manufacture, and sale of CMP consumables.

Revenue generated by product line for the three months ended December 31, 2013, and 2012, was as follows:

	Three Months Ended December 31,
Revenue:	2013	2012
Tungsten slurries	$37,369	$40,706
Dielectric slurries	29,946	30,358
Other Metals slurries	17,805	17,984
Polishing pads	7,410	8,464
Data storage slurries	4,982	5,062
Engineered Surface Finishes	3,003	3,959
Total revenue	$100,515	$106,533

In past years, we have referred to "Other Metals slurries" as "Copper slurries", which included slurries for polishing copper, barrier and aluminum.  To more accurately reflect current development and changes within this product family, and in particular, growth in revenue for polishing aluminum, we now refer to this product family as "Other Metals slurries".